Consolidated Statement of Operations - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Operations
Collaboration revenues	€ 239,724	€ 241,249	€ 234,384
Total net revenues	239,724	241,249	234,384
Research and development expenses	(241,294)	(269,797)	(320,503)
Sales and marketing expenses	(5,676)	(3,480)	(3,776)
General and administrative expenses	(128,289)	(135,155)	(127,744)
Other operating income	47,272	36,127	46,071
Operating loss	(88,263)	(131,056)	(171,568)
Fair value adjustments and net exchange differences	16,252	51,498	61,462
Other financial income	80,249	18,563	3,057
Other financial expenses	(2,613)	(9,854)	(12,353)
Income/loss before tax	5,625	(70,849)	(119,402)
Income taxes	(9,613)	(572)	(1,389)
Net loss from continuing operations	(3,988)	(71,421)	(120,791)
Net income from discontinued operations, net of tax	215,685	(146,570)	17,560
Net loss	211,697	(217,991)	(103,231)
Net loss attributable to:
Owners of the parent	€ 211,697	€ (217,991)	€ (103,231)
Basic loss per share (in EUR per share)	€ 3.21	€ (3.32)	€ (1.58)
Diluted loss per share (in EUR per share)	3.21	(3.32)	(1.58)
Basic loss per share from continuing operations (in EUR per share)	€ (0.06)	€ (1.09)	€ (1.84)
Weighted average number of shares - Basic (in '000 shares)	65,884	65,699	65,500